Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Current prepayments [abstract]
Current prepaid expenses	$ 7,721	$ 4,997
Current advances to suppliers	3,024	192
Prepaid Expenses and Deposits	$ 10,745	$ 5,189